Payables and other current liabilities - Disclosure of breakdown of trade and other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Trade payables	€ 21,953	€ 8,216	€ 12,890
Accrued invoices	25,269	7,250	5,661
Other		9	7
Other	(1)
Trade payables and other current liabilities	€ 47,221	€ 15,475	€ 18,558